ACCOUNTING STANDARDS AND BASIS FOR PREPARATION	9 Months Ended
Sep. 30, 2024
Disclosure of significant accounting policies [abstract]
ACCOUNTING STANDARDS AND BASIS FOR PREPARATION

NOTE 1. ACCOUNTING STANDARDS AND BASIS FOR PREPARATION
Grupo Financiero Galicia S.A. Information
Grupo Financiero Galicia S.A. (hereinafter, “the Company,” and jointly with its subsidiaries, “the Group” is a financial services holding company incorporated on September 14, 1999 under the laws of Argentina. The Company's interest in Banco de Galicia y Buenos Aires S.A.U. is its main asset. Banco de Galicia y Buenos Aires S.A.U. (“Banco Galicia” or “the Bank”, is a private bank that offers a wide range of financial products and services to both individuals and companies. Likewise, the Company is the parent company of Tarjetas Regionales S.A. (Naranja X, which holds investments related to the issuance of credit cards and services for the management of personal and commercial finances, Sudamericana Holding S.A., a company that consolidates insurance activities, Galicia Asset Management S.A.U., a mutual fund management company, Galicia Warrants S.A., a warrant issuer, IGAM LLC, an asset management company, Galicia Securities S.A.U., a Settlement and Compensation Agent and Trading Agent - Own Portfolio, Agri Tech Investments LLC, a company that seeks to provide a digital ecosystem to optimize agricultural management, Galicia Investments LLC and Galicia Ventures LP, companies dedicated to facilitate investment initiatives within the open innovation and corporate venturing program, and Galicia Holdings US Inc., parent company of Galicia Capital US LLC, a company for reaching new customers by incorporating a wide range of financial instruments and enabling the development of innovative credit products.
Date of authorization of Financial Statements
These Consolidated Condensed Interim Financial Statements have been approved and authorized for publication through Board of Directors' Minutes No. 727 dated November 26, 2024.
Bases for Preparation
These Consolidated Condensed Interim Financial Statements have been prepared in accordance with the regulations of the International Accounting Standard No. 34 “Interim Financial Information” (IAS 34).
In Argentina, the Group is subject to the provisions of Article 2, Section I, Chapter I of Title IV: Periodic Information Regime of the National Securities Commission (CNV) regulations and it is required to present its financial statements in accordance with the valuation and disclosure criteria set forth by the Argentine Central Bank.
The Management of Grupo Financiero Galicia S.A. has concluded that the Consolidated Condensed Interim Financial Statements reasonably present the financial position, financial yield, and cash flows, in accordance with the IFRS.
It should be noted that the Consolidated Condensed Interim Financial Statements have been prepared by applying accounting standards and measurement criteria consistent with those applied by the Company for the preparation of the annual Consolidated Financial Statements, except for the modifications described in Note 1(e).
The accounting standards have been consistently applied in all entities of the Group.
(a)    Measurement Unit
IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of an entity whose functional currency is that of a hyperinflationary economy be restated in terms of the current measurement unit as of the reporting period-end, irrespective of whether they are based on the historical cost or the current cost method. Accordingly, in general terms, non-monetary items should be adjusted for inflation occurring since the acquisition date or since the revaluation date, as the case may be. These requirements are also applicable to the comparative information reported in the financial statements. According to IAS 29, monetary assets and liabilities are not required to be restated, for they are stated in the measurement unit as of the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements will be adjusted on the basis of such agreements. Non-monetary items measured at their fair values at the end of the reporting period, such as net realizable value or otherwise, will not be restated. The other non-monetary assets and liabilities will be restated by applying a general price index. The income (loss) from the net monetary position will be charged to net income for the reporting period in a separate item.
In order to conclude whether a given economy qualifies as hyperinflationary pursuant to the terms of IAS 29, the standard sets forth certain factors that should be considered, including a three-year cumulative inflation rate reaching or exceeding 100%.
The Group has applied IAS 29, Financial Reporting in hyperinflationary Economy, in preparing these consolidated condensed interim financial statements for all periods presented.
These consolidated condensed interim financial statements are based on a historical cost.
(b)    Foreign Currency Translation
–Functional Currency and Presentation Currency
The figures included in the Consolidated Condensed Interim Financial Statements are stated in their functional currency, that is, in the currency of the main economic environment in which the Group operates. The Consolidated Condensed Interim Financial Statements are presented in Argentine pesos, which is the Group's functional and presentation currency.
–Transactions and Balances
The transactions in foreign currency are translated into the functional currency at the exchange rate in force on the transactions or the valuation dates when the items are measured at closing exchange rate. Profits and losses in foreign currency resulting from the settlement of these transactions and the translation of monetary assets and liabilities in foreign currency at closing exchange rate, are recognized in the Statement of Income in the item “Exchange Rate Differences Foreign Currency,” except when they are deferred in equity by transactions which qualify as cash flows hedges, if appropriate.
Assets and liabilities in foreign currency are measured at the reference exchange rate of the US dollar defined by the Argentine Central Bank, in force at the close of operations on the last business day of each month.
As of September 30, 2024, December 31, 2023, and September 30, 2023, balances in US dollars were translated at the reference exchange rate (Ps. 970.9167, Ps. 808.4833, and Ps. 350.0083, respectively established by the Argentine Central Bank. Foreign currencies other than the US dollar have been translated into this currency using the types of exchange rate reported by the Argentine Central Bank.
(c)    Going concern
As of the date of these consolidated condensed interim financial statements, there is no uncertainty regarding events or conditions that may give rise to doubts about the possibility of the Group continuing to operate normally as a going concern.
(d)    Comparative information
Balances as of December 31, 2023 and September 30, 2023 exposed in these financial statements, for comparison purposes, arise from the Financial Statements as of those dates stated in closing currency.
Certain reclassifications have been made on the figures corresponding to the financial statements presented in comparative format in order to maintain consistency in the exposure with the figures for the current period.
(e)    New Accounting Standards
The accounting standards applied in the preparation and presentation of these consolidated condensed interim financial statements are consistent with those used in the financial statements corresponding to the last fiscal year ended December 31, 2023, except for the modifications detailed below:

Amendments to IAS 1 - Non-current Liabilities with Covenants
Item	The amendments clarify the manner in which the conditions to be met by the entity in the twelve months following the reporting period affect the classification into current and non-current liabilities. They would also improve the information provided by the entity related to liabilities under these conditions. After considering the new information, the Board decided to propose limited scope amendments as per IAS 1. The proposed amendments would specify that the conditions to be met by the entity in the twelve months following the reporting period do not affect the classification of current and non-current liabilities. Instead, entities would separately present, and disclose information about, non-current liabilities under these conditions. The proposed amendments would also defer the effective date of the 2020 amendments so that entities would not be required to change their assessment of liabilities classification before the proposed amendments come into force. The Board concluded that the proposed amendments would improve the information an entity provides when its right to defer settlement of a liability is subject to conditions to be met, in addition to addressing concerns raised in response to the Committee's provisional agenda decision.
Publication date	November, 2022
Effective date	As of January 2024
Impact	No significant impact on the Group's financial statements.

Amendments to IFRS 16 - Leaseback
Item	These amendments include requirements for sale-leaseback transactions in IFRS 16 in order to explain how an entity accounts for a sale leaseback after the transaction date. Sale-follow-lease transactions in which some or all of the lease payments are variable payments that do not depend on an index or rate are likely to be affected.
Publication date	September, 2022
Effective date	As of January 2024
Impact	No significant impact on the Group's financial statements.

Amendments to IAS 7 and IFRS 7 - Disclosures about Supplier Financing Arrangements (SFAs)
Item	These amendments include specific disclosures about vendor financing arrangements (SFAs) in order to assess how they affect an entity's liabilities, cash flows, and liquidity risk. As well as to increase the transparency of these agreements.
Publication date	May, 2023
Effective date	As of January 2024
Impact	No significant impact on the Group's financial statements.
(f)    New accounting standards and amendments issued by the IASB that have not been adopted by the Group
The new standards, amendments, and interpretations published that are detailed below have not yet come into force for the fiscal year commenced January 1, 2024, and have not been early adopted early by the Group:

Amendments to IAS 21: Lack of exchangeability
Item	The amendment provides guidance for entities to apply a consistent approach to the assessment of whether a currency is exchangeable at the measurement date and for a specific purpose, and if not, the determination of the exchange rate to be used for measurement purposes and the disclosures to be provided in their financial statements. A currency is exchangeable when there is the possibility of exchanging it for another currency, with normal administrative delays, and the transaction occurs through markets or exchange mechanisms that create enforceable rights and obligations.
Publication date	August, 2023
Effective date	As of January 2025, its early application is allowed.
Impact	The impact on the Group's financial statements is being evaluated.

Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments
Item	These amendments clarify the requirements for the timing of recognition and derecognition of certain financial assets and liabilities, with a new exception for certain liabilities settled through an electronic cash transfer system; they also clarify and add guidance for evaluating whether a financial asset meets the criterion of generating solely payments of principal and interest (SPPI); add new disclosures for certain instruments under contractual terms that may change cash flows (such as some instruments characterized by being linked to the achievement of environmental, social and governance [ESG] objectives); and update disclosures for equity instruments designated at fair value through Other Comprehensive Income.
Publication date	May, 2024
Effective date	As of January 2026
Impact	No impact on the Group's financial statements.

IFRS 18: Presentation and Information to be Disclosed in the Financial Statements
Item	This new standard places special emphasis on the presentation of the Statement of Income. The new, essential concepts introduced by IFRS 18 relate to: The structure of the Statement of Income; disclosure requirements in the financial statements for certain management performance measures that are not reported in an entity's financial statements (i.e., performance measures defined by the companies' management); and improvements in the principles of aggregation and disaggregation of accounting items in the primary financial statements and the explanatory notes, in general.
Publication date	April, 2024
Effective date	Annual periods commenced as of January 2027. Early application is permitted.
Impact	The impact on the Group's financial statements is being evaluated.

IFRS 19: Subsidiaries without Public Accountability - Disclosures
Item	This voluntary standard allows eligible subsidiaries to replace the disclosures required in each specific IFRS with reduced disclosures, also established in the standard. It seeks to balance the information needs of the users of the financial statements of these entities while saving costs for those responsible for preparing them. A subsidiary will be eligible if: it is under no public accountability; and its parent company presents consolidated financial statements for public use in compliance with IFRS standards.
Publication date	May, 2024
Effective date	January 2027. Early application is permitted.
Impact	The impact on the Group's financial statements is being evaluated.
There are no other IFRS or IFRIC interpretations that are not effective and that are expected to have a significant impact on the Group.